OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments

Octagon Investment Partners 45, Ltd.
CLO secured notes - Class ER(3)(6), 11.08% (SOFR + 6.82%, due April 15, 2035)	04/10/2023	$ 250,000	$217,804	$235,325

Total Structured Finance - Debt Investments			217,804	235,325	0.41%
Total Collateralized Loan Obligation - Debt Investments			$217,804	$235,325	0.41%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
ALM VII (R), Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 19.07%, maturity January 15, 2036)	09/05/2024	$ 5,601,000	$1,683,130	$1,232,220

Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 25.91%, maturity July 21, 2037)	04/25/2025	5,069,000	2,685,418	2,838,640

Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 17.85%, maturity March 31, 2038)	03/03/2025	3,900,000	3,059,048	3,159,000

Ares XLIII CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.89%, maturity January 15, 2038)	08/17/2023	1,028,690	264,605	276,479

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.60%, maturity April 15, 2034)	12/15/2023	1,000,000	262,304	192,619

Atlas Senior Loan Fund XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.96%, maturity July 20, 2037)	01/13/2025	1,475,000	775,959	737,500

Bain Capital Credit CLO 2017-2, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.55%, maturity July 25, 2037)	01/17/2024	626,000	360,199	300,793

Barings CLO Ltd. 2022-IV
CLO subordinated notes(5)(7), (Estimated yield 18.49%, maturity October 20, 2037)	03/11/2025	3,500,000	2,705,289	2,695,000

BlueMountain CLO XXIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.57%, maturity July 20, 2037)	11/12/2024	3,750,000	1,796,023	1,425,000

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 21.89%, maturity April 19, 2034)	04/16/2024	1,042,398	589,384	427,383

Carlyle US CLO 2024-F, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.07%, maturity October 25, 2037)	10/10/2024	1,446,667	1,277,364	1,142,867

CBAMR 2021-15, LLC
CLO subordinated notes(5)(7)(12), (Estimated yield 21.81%, maturity January 20, 2038)	05/07/2025	2,900,000	1,306,479	1,334,000

CIFC Funding 2014-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.10%, maturity July 17, 2037)	02/21/2025	5,000,000	2,187,245	2,125,000

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.03%, maturity April 17, 2037)	07/25/2023	686,274	397,405	281,372

Dryden 90 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 4.89%, maturity February 20, 2035)	04/04/2023	250,000	143,115	82,500

Dryden 92 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.09%, maturity November 20, 2034)	07/18/2024	1,000,000	487,308	370,000

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.82%, maturity October 15, 2037)	07/24/2023	750,000	426,223	382,500

Elmwood CLO 16, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 10.82%, maturity April 20, 2037)	06/07/2023	800,000	450,669	360,000

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(12), (Estimated yield 25.07%, maturity April 14, 2038)	05/30/2024	1,547,366	775,498	804,630

Generate CLO 11 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.93%, maturity October 20, 2037)	02/03/2025	1,789,000	1,504,445	1,341,750

Generate CLO 15 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.41%, maturity July 20, 2037)	05/21/2025	3,000,000	1,977,652	1,950,000

Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.16%, maturity April 15, 2038)	03/07/2025	3,716,667	2,962,756	2,812,030

(Continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.45%, maturity November 16, 2034)	04/17/2024	$ 500,000	$251,744	$200,000

Magnetite XLII, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 12.18%, maturity January 25, 2038)	10/17/2024	3,005,000	3,002,781	2,641,996

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.87%, maturity July 22, 2038)	06/13/2024	1,800,000	412,342	369,000

Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.84%, maturity October 15, 2037)	01/30/2025	3,000,000	1,357,147	1,230,000

OCP CLO 2015-10, Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 18.33%, maturity January 26, 2038)	07/06/2023	355,000	153,508	152,650

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 13.99%, maturity July 26, 2038)	05/31/2024	2,680,000	1,128,252	991,600

OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.08%, maturity October 15, 2037)	09/27/2024	2,000,000	1,816,016	1,620,000

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.86%, maturity July 15, 2037)	08/16/2023	863,922	338,735	296,862

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.44%, maturity July 23, 2037)	06/05/2024	1,073,171	748,051	665,366

Octagon 55, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.56%, maturity July 20, 2034)	09/28/2023	500,000	248,150	200,000

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.63%, maturity April 20, 2034)	08/01/2023	275,000	158,821	90,750

Park Blue CLO 2024-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.03%, maturity July 25, 2037)	01/31/2025	2,500,000	1,868,638	1,675,000

PPM CLO 5, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.37%, maturity October 18, 2034)	12/10/2024	3,333,333	1,410,187	1,033,333

Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 25.43%, maturity July 17, 2037)	05/07/2025	10,600,000	2,217,136	2,279,000

Regatta XIV Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 50.71%, maturity October 25, 2031)	02/20/2025	5,000,000	28,380	273,500

Regatta XXXI Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.96%, maturity March 25, 2038)	02/21/2025	1,975,269	1,893,768	1,800,458

Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.43%, maturity July 25, 2038)	06/11/2025	2,848,644	2,635,616	2,610,782

RR 1, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 0.00%, maturity July 15, 2035)	05/30/2024	1,916,667	293,211	275,617

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.26%, maturity October 22, 2034)	09/20/2023	250,000	121,292	107,500

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.67%, maturity July 20, 2037)	07/01/2024	643,000	470,939	405,090

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.74%, maturity January 20, 2038)	11/15/2024	789,000	643,840	583,860

Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.48%, maturity April 27, 2038)	03/24/2025	3,500,000	2,502,134	2,380,000

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.06%, maturity October 26, 2034)	08/09/2023	2,918,603	599,120	437,790

Signal Peak CLO 5, Ltd. (f/k/a Mariner CLO 5, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 15.04%, maturity April 25, 2037)	05/20/2024	1,000,000	281,891	195,000

Signal Peak CLO 7, Ltd. (f/k/a Mariner CLO 7, Ltd.)
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 21.15%, maturity October 20, 2037)	05/21/2025	6,908,500	3,012,714	2,943,021

(Continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
Signal Peak CLO 8, Ltd. (f/k/a Mariner CLO 8, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 20.53%, maturity October 20, 2037)	11/08/2023	$ 384,720	$208,933	$203,902

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 30.50%, maturity July 15, 2034)	05/09/2024	1,500,000	401,608	239,438

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.14%, maturity July 25, 2034)	01/25/2024	500,000	281,822	220,000

Venture 49 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 23.94%, maturity April 20, 2037)	12/20/2024	4,775,000	2,437,465	2,196,500

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(12)(17), (Estimated yield 0.00%, maturity January 20, 2035)	08/15/2023	250,000	115,751	30,000

Total Structured Finance - Equity Investments			59,117,510	54,619,298	96.91%
Total Collateralized Loan Obligation - Equity Investments			$59,117,510	$54,619,298	96.91%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments

CLO other (12)(13)(14)	Various(15)		$335,852	$383,112

Total Other CLO Equity Related Investments			335,852	383,112	0.68%

Total Investments			$59,671,166	$55,237,735	97.32%

Cash and cash equivalents
First American Government Obligations Fund, Class X Shares 4.26% (4)		2,032,213	$2,032,213	$2,032,213

Total Cash Equivalents			$2,032,213	$2,032,213	3.58%

Total Investments and Cash Equivalents			$61,703,379	$57,269,948	100.90%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) Represents cash equivalents held in a money market account as of June 30, 2025.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(7) The CLO subordinated notes and preferred shares are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) The fair value of the investment was determined using significant unobservable inputs.

(9) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(10) Acquisition date represents the initial date of purchase.
(11) Investment represents greater than 5% of net assets.
(12) Investment is co-invested with the Fund's affiliates. See "Note 5. Related Party Transactions" in OXPK's most recently filed Form N-CSRS for the six months ended March 31, 2025.
(13) Fair value includes the Fund's interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(14) Cost value reflects amortized cost.
(15) Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2025.
(16) The preference shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.

(17) As of June 30, 2025, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.

(18) The CLO equity investment was optionally redeemed. Please refer to "Note 3. Summary of Significant Accounting Policies - Securities Transactions" in OXPK's most recently filed Form N-CSRS for the six months ended March 31, 2025.